Mizuho Financial Group, Inc., parent company (Tables)	12 Months Ended
Mar. 31, 2014
Condensed Financial Information of Parent Company Only, Statements of Financial Condition

Condensed balance sheets

	2013	2014
	(in millions of yen)
Assets:
Cash and due from banks	200	167
Interest-bearing deposits in other banks	26,165	17,103
Investments in subsidiaries and affiliated companies	6,962,630	7,501,486
Other	152,351	210,622

Total	7,141,346	7,729,378

Liabilities and shareholders’ equity:
Short-term borrowings	1,146,995	1,061,460
Long-term debt	240,000	240,000
Other liabilities	26,231	49,448
Shareholders’ equity	5,728,120	6,378,470

Total	7,141,346	7,729,378

Condensed Financial Information of Parent Company Only, Statement of Income

Condensed statements of income

	2012	2013	2014
	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies	7,955	233,056	285,130
Management fees from subsidiaries	29,747	28,835	31,146
Other income	12,643	34,668	33,894

Total	50,345	296,559	350,170

Expenses:
Operating expenses	21,260	21,075	22,592
Interest expense	16,383	15,870	14,608
Other expense	1,431	1,207	5,724

Total	39,074	38,152	42,924

Equity in undistributed net income of subsidiaries	645,308	617,565	191,865

Income before income tax expense	656,579	875,972	499,111
Income tax expense	190	560	627

Net income	656,389	875,412	498,484

Condensed Financial Information of Parent Company Only, Statements of Cash Flows

Condensed statements of cash flows

	2012	2013	2014
	(in millions of yen)
Cash flows from operating activities:
Net income	656,389	875,412	498,484
Adjustments and other	(644,977)	(685,149)	(222,940)

Net cash provided by operating activities	11,412	190,263	275,544

Cash flows from investing activities:
Payments for purchases of securities of subsidiaries	(212)	—	—
Net change in other investing activities	80	1,570	2,631

Net cash provided by (used in) investing activities	(132)	1,570	2,631

Cash flows from financing activities:
Net change in short-term borrowings	60,000	(40,000)	(90,000)
Proceeds from issuance of common stock	146,499	—	—
Purchases of treasury stock	(2,560)	(7)	(37,013)
Dividends paid	(215,937)	(152,542)	(152,163)
Net change in other financing activities	730	749	968

Net cash used in financing activities	(11,268)	(191,800)	(278,208)

Net increase (decrease) in cash and due from banks	12	33	(33)
Cash and due from banks at beginning of fiscal year	155	167	200

Cash and due from banks at end of fiscal year	167	200	167